Acquisition	12 Months Ended
Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition

Note 9 — Acquisition

On March 1, 2020, the Company entered into an acquisition agreement to acquire 100% equity interest in Dandong Bao Feng Seedling Technology Co. Ltd. (“Dandong BF”) from Yu Chang, the shareholder of Zhong Yuan Investment and father of Ms. Ting-ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000), of which $446,192 (or RMB3,160,000) was paid upon signing of the acquisition agreement.

On December 31, 2020, the Company completed the acquisition of 100% equity interest in Dandong BF from Yu Chang, the shareholder of Zhong Yuan Investment and father of Ms. Ting Ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000). The cash consideration of $446,192 (or RMB3,160,000) was paid upon signing of the acquisition agreement and the balance of $1,036,408 (or RMB 7,340,000) was paid upon completion of acquisition on December 31, 2020.

Dandong BF was incorporated in the PRC on March 11, 2019 and is principally engaged in the research, development and growing of Acer truncatum seeds in Dandong city, Liaoning Province, in the north-eastern region of the PRC.

The acquisition had been accounted for as a business combination and the results of the operation of Dandong BF have been included in the Company’s consolidated financial statements from the acquisition date. The Company made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent preliminary valuation report and management’s experience with similar assets and liabilities. The following table summarizes the estimated fair value of major classes of assets acquired and liabilities assumed at the date of acquisition, using the exchange rate of 6.5274 on that day.

ASSETS	Fair value
Net tangible assets	$1,608,600
Goodwill	—
Total Purchase Consideration	$1,608,600

The following is a reconciliation of the fair value of major classes of assts acquired and liabilities assumed that comprised the net tangible assets as of December 31, 2020.

Carrying amount of major classes of acquired assets	Fair value
Cash	$4,644
Inventories	1,425,080
Amount due from a related party	151,362
Property and equipment, net	5,873
Other assets	21,641

Total assets	1,608,600
Less: Total liabilities	—
Total purchase consideration	$1,608,600

In the consolidated statements of operations, revenues and expenses included operations of Dandong BF since January 2, 2021, which is the day after acquisition date.